Capital Stock and Changes in Capital Accounts, textuals 2 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Arrangements with Employees and Nonemployees [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years	3 years	3 years
Compensation cost on restricted stock	$ 7,581	$ 7,279	$ 8,232
Unrecognized cost for unvested restricted shares	$ 8,505	$ 10,106
Total Compensation Cost Not yet Recognized, Period for Recognition	10 months 6 days